Stock Based Compensation (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance			31,304
Ending balance
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance			$ 3.45
Ending balance
Performance-based stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	687,013	658,498
Issued in exchange for restricted shares and stock options			711,430
Additional issuances			16,864
Grants		39,988
Forfeitures	(4,346)	(11,473)	(69,796)
Exchanged for restricted stock units	(434,780)
Ending balance	247,887	687,013	658,498
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance	$ 3.45
Exchanged for restricted stock units	3.45
Ending balance	$ 6.33	$ 3.45